UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-21943

Cantor Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

110 E. 59th Street, New York, NY 10022
(Address of principal executive offices) (Zip code)

Shawn Matthews
110 E. 59th Street, New York, NY 10022
(Name and address of agent for service)

212-585-1600
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2013

Item 1. Reports to Stockholders.

CANTOR OPPORTUNISTIC
ALTERNATIVES FUND, LLC

Semi-Annual Report
September 30, 2013

Cantor Opportunistic Alternatives Fund, LLC
Statement of Assets & Liabilities
September 30, 2013
(in US Dollars)
Assets
Cash and cash equivalents	$2,323
Receivable for investments sold	3,928
Receivable from Adviser	299
Total Assets	6,550

Liabilities
Accrued expenses and other liabilities	6,550
Total Liabilities	6,550

Net Assets	$0
Net Asset Value	$0.00

CANTOR OPPORTUNISTIC ALTERNATIVES FUND, LLC

NOTES TO FINANCIAL STATEMENTS
September 30, 2013
(Unaudited)
 (expressed in US Dollars)

1.	Organization

Cantor Opportunistic Alternatives Fund, (the “Company” and/or “Fund”) is a limited liability company organized under the laws of the state of Delaware.  The Company is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a closed-end, non-diversified management investment company. The investment objective of the Company is to achieve capital appreciation with moderate volatility principally through a balanced portfolio of interests in alternative investment vehicles and separately managed accounts (“Portfolio Funds”).  The Company commenced operations on August 1, 2007.

The Company was formed to principally invest in Portfolio Funds which invest, reinvest and trade in securities and other financial instruments.

On November 9, 2011, the Board of Directors (“the Board”) approved Cantor Fitzgerald Investment Advisors, LLC (the “Adviser”), a registered investment adviser with the Securities and Exchange Commission, interim investment adviser to the Company.  Cantor Fitzgerald Investment Advisors, L.P., began serving as the Fund’s interim investment adviser on December 2, 2011.  At meetings held on December 2, 2011 and March 7, 2012, the Board also approved a new advisory contract with the Adviser pending approval by the Company’s shareholders.  On April 24, 2012 the Fund’s shareholders voted to approve Cantor Fitzgerald Investment Advisors, L.P. as the Fund’s new investment adviser, and as a result Cantor Fitzgerald Investment Advisors, L.P. and the Fund, as of that date entered into this new advisory contract, which has an initial two year term.  Cadogan Management, LLC (the “Former Adviser”) served as the previous investment advisor to the Company.

As of the December 31, 2012 valuation date all existing shareholders redeemed out of the Company.  Also at such time the Adviser purchased one share at the prevailing net asset value as of December 31, 2012.  As of September 30, 2013 the Adviser holds the one share outstanding of the Company.

2.   Significant Accounting Policies

The Company prepares its financial statements in accordance with accounting principles generally accepted in The United States of America.  Following are the significant accounting policies adopted by the Company:

A. Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in The United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, recognition of distribution income and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

B. Investments in Portfolio Funds
In accordance with the terms of the Company’s Prospectus, the investments in the Portfolio Funds are recorded at their fair value.

The Company has the ability to liquidate its investments periodically, ranging from monthly to annually, depending on the provisions of the respective Portfolio Fund agreements.  Generally, the General Partners and/or Investment Managers of the Portfolio Funds can suspend redemptions.

Portfolio Funds generally incur annual management fees ranging from 1% to 2% of a Portfolio Fund's net assets. The Portfolio Funds also generally receive performance allocations of up to 20% of their net profits as defined by the respective Portfolio Fund agreements.

The Portfolio Funds in which the Company has investments utilize a variety of financial instruments in their trading strategies including equity and debt securities, options, futures, and swap contracts. Several of these financial instruments contain varying degrees of off-balance sheet risk, whereby changes in fair value of the securities underlying the financial instruments may be in excess of the amounts recorded on each of the Portfolio Fund’s balance sheets. In addition, the Portfolio Funds may sell securities short whereby a liability is created to repurchase the security at prevailing prices. Such Portfolio Funds’ ultimate obligations to satisfy the sale of securities sold short may exceed the amount recognized on their balance sheets.  However, due to the nature of the Company's interest in the Portfolio Funds, such risks are limited to the Company's invested amount in each investee.

C. Investment Valuation
The Company primarily invests in private Portfolio Funds that are not listed on a securities exchange. Prior to investing in any Portfolio Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by the Portfolio Fund. Although procedures approved by the Board provide that the Adviser will review the valuations provided by the Portfolio Funds’ managers, neither the Adviser nor the Board will be able to confirm independently the complete accuracy of valuations provided by the Portfolio Funds’ managers.

The Company’s valuation procedures require the Adviser to consider all relevant information available at the time the Company values its portfolio. The Adviser and/or the Board will consider such information, and may conclude in certain circumstances that the information provided by a Portfolio Fund manager does not represent the fair value of the Company’s interests in that Portfolio Fund. Although redemptions of interests in Portfolio Funds are subject to advance notice requirements, Portfolio Funds typically will make available net asset value information to holders representing the price at which, even in the absence of redemption activity, a Portfolio Fund would have effected a redemption if any such requests had been timely made or if, in accordance with the terms of the Portfolio Fund’s governing documents, it would be necessary to effect a mandatory redemption. Following procedures adopted by the Board, in the absence of specific transaction activity in interests in a particular Portfolio Fund, the Company would consider whether it was appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. For example, when a Portfolio Fund imposes extraordinary restrictions on redemptions, or when there have been no recent transactions in Portfolio Fund interests, the Company may determine that it is appropriate to apply such a discount. Any such decision would be made in good faith, and subject to the review and supervision of the Board.

The Adviser assesses the accuracy of each Portfolio Fund’s reported monthly net asset value using various means. These may include comparing a reported valuation with one or more strategy-specific benchmarks that the Adviser believes correlate with the strategy of the Portfolio Fund; discussing the performance of the Portfolio Fund with the manager’s personnel; or reviewing and analyzing the Portfolio Fund’s audited financial statements.

The valuations reported by the Portfolio Funds’ managers, upon which the Company calculates its month-end net asset value and net asset value per share may be subject to later adjustment, based on information reasonably available at that time. For example, fiscal year-end net asset value calculations of the Portfolio Funds are audited by those Portfolio Funds’ independent public accountants, during their respective fiscal year end, and may be revised as a result of such audits. Other adjustments may occur from time to time. To the extent these adjustments materially impact the Company’s net asset value, management will appropriately adjust participants’ transactions to ensure they are not materially harmed.

The procedures approved by the Board provide that, where deemed appropriate by the Adviser and consistent with the 1940 Act, investments in Portfolio Funds may be valued at cost. Cost would be used only when cost is determined to best approximate the fair value of the particular security under consideration. For example, cost may not be appropriate when the Company is aware of sales of similar securities to third parties at materially different prices or in other circumstances where cost may not approximate fair value (which could include situations where there are no sales to third parties). In such a situation, the Company’s investment will be revalued in a manner that the Adviser, in accordance with procedures approved by the Board, determines in good faith best reflects approximate fair value. The Board will be responsible for ensuring that the valuation policies utilized by the Adviser are fair and consistent with applicable regulatory guidelines.

D. Security Transactions and Investment Income
Security transactions (including investments in Portfolio Funds) are accounted for on the date the securities are purchased or sold (trade date).  Realized gains and losses are reported on a first-in, first-out cost basis.  Interest income is recognized on the accrual basis.  Distributions are recorded on the ex-dividend date. Distributions received from the Company’s investments in Portfolio Funds generally are comprised of ordinary income, capital gains and return of capital.  The Company records investment income and return of capital based on estimates made at the time such distributions are received which are typically based on historical information available from each Portfolio Fund.  These estimates may subsequently be revised based on information received from the Portfolio Funds after their tax reporting periods are concluded, as the actual character of these distributions is sometimes not known until after the fiscal year-end of the Company.  Unrealized appreciation or depreciation on investments includes net investment income, expenses, and gains and losses (realized and unrealized) in Portfolio Funds.

E. Cash and Cash Equivalents
Cash and cash equivalents include highly liquid investments with original maturities of three months or less from the date of purchase and money market mutual funds.

F. Fair Value
The Company’s assets and liabilities which qualify as financial instruments under U.S. generally accepted accounting principles are recorded at fair value in the statement of assets and liabilities.

G.  Dividends to Shareholders
Dividends to shareholders are recorded on the ex-dividend date.  The character of dividends to shareholders made during the year may differ from their ultimate characterization for federal income tax purposes.  The Company will distribute substantially all of its net investment income and all of its capital gains to shareholders at least annually.  The character of distributions made during the year from net investment income or net realized gains might differ from the characterization for federal income tax purposes due to differences in the recognition of income and expense items for financial statement and tax purposes.  When appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.  The reclassifications have no effect on net assets or net asset value per share.

The Company did not pay any distributions to shareholders during the period from April 1, 2013 through September 30, 2013.

H. Reclassification of Capital Accounts
Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2013, the following table shows the reclassifications made:

Paid in Capital	Accumulated Net Investment Gain	Accumulated Net Realized Loss on Investments Sold
$(1,609,694)	$2,471,000	$(861,306)

I.  Expenses
The Company is charged for those expenses that are directly attributable to it, such as, but not limited to, advisory and custody fees.  All expenses are recognized on an accrual basis of accounting.  See Note 4 for advisory, incentive, administration and custodian fees.

J.  Income Taxes
The Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute to shareholders all of its distributable net investment income and net realized gain on investments. Accordingly, no provision for Federal income or excise tax is necessary.

The Fund has adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The Fund has reviewed all open tax years and major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return.  The Fund has not recognized in these financial statements any interest or penalties related to income taxes.  As of September 30, 2013, open Federal tax years include the tax year end December 31, 2010, 2011, and 2012.

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to the tax treatment of partnerships.  The following information is provided on a tax basis as of March 31, 2013:

Cost of investments	$-

Unrealized appreciation	$-
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-

Undistributed ordinary income	$-
Undistributed long-term capital gains	-
Total distributable earnings	$-

Other accumulated gains (losses)	$(1,092,214)

Total accumulated gains (losses)	$(1,092,214)

At March 31, 2013, there were no tax-basis, post-October losses.

At March 31, 2013, a capital loss carryforward of $1,092,214 is available to offset future realized gains.  $198,088 of this loss expires March 31, 2018.  The remaining $894,126 does not expire.

K.  Indemnifications
Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company.  In addition, in the normal course of business, the Company may enter into contracts that provide general indemnification to other parties.  The Company’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred, and may not occur.  However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

3.   Investment Transactions

For the six months ended September 30, 2013 the Company had no investment transactions.

4.   Advisory and Incentive Fees, Administration Fees and Custodian Fees

Effective April 24, 2012 the Company entered into an Investment Advisory Agreement with Cantor Fitzgerald Investment Advisors, L.P.  Under the terms of the agreement, the Company paid the investment adviser a fee equal to an annual rate of 1% of the Company’s total monthly net assets, in exchange for the investment advisory services provided.  Above and beyond this management fee, the investment adviser is entitled to an incentive fee equal to an annual rate of 5% of the Company’s total net profits, subject to reduction for prior losses that have not been previously offset against net profits.

Effective August 15, 2012 the Board approved a fee reduction of the advisory fees from 1% to 0.5% of the Company’s total monthly net assets, the elimination of the incentive fee, and a 2% expense cap of the Company’s total monthly net assets.

The Company has engaged U.S. Bancorp Fund Services, LLC to serve as the Company's administrator. The Company pays the administrator a monthly fee computed at an annual rate of 0.085% of the first $200,000,000 of the Company's total monthly net assets, 0.065% on the next $200,000,000 of the Company's total monthly net assets and 0.055% on the balance of the Company's total monthly net assets with a minimum annual fee of $70,000.  For the period from March 1, 2013 through September 30, 2013, U.S. Bancorp Fund Services, LLC agreed to decrease the minimum annual fee to $6,000.

U.S. Bancorp Fund Services, LLC serves as the Company's fund accountants. The Company pays the fund accountants a monthly fee computed at an annual rate of 0.02% of the first $400,000,000 of the Company's total monthly net assets and 0.01% on the balance of the Company's total monthly net assets with a minimum annual fee of $30,000.  For the period from February 1, 2013 through September 30, 2013, U.S. Bancorp Fund Services, LLC agreed to decrease the minimum annual fee to $6,000.

U.S. Bancorp Fund Services, LLC serves as the Company's transfer agent, dividend paying agent, and agent for the automatic dividend reinvestment plan. The Company pays the transfer agent a monthly fee computed at an annual rate of 0.015% of the Company's total monthly net assets with a minimum annual fee of $20,000.  For the period from February 1, 2013 through September 30, 2013, U.S. Bancorp Fund Services, LLC agreed to decrease the minimum annual fee to $6,000.

State Street Bank and Trust Company serves as the Company's custodian. The Company pays the custodian a monthly fee computed at an annual rate of 0.025% on the first $500,000,000 of the Company’s portfolio assets, 0.020% on the next $500,000,000 of the Company’s portfolio assets, 0.015% on the next $500,000,000 of the Company’s portfolio assets, 0.010% on the next $500,000,000 of the Company’s portfolio assets, and 0.005% on the balance of the Company’s portfolio assets with a minimum annual fee of $36,000.  For the period from January 1, 2013 through September 30, 2013, State Street Bank and Trust Company agreed to decrease their fee to $1,000 per month.

5.   Directors and Officers

The Company’s Board has overall responsibility for monitoring and overseeing the investment program of the Company and its management and operations. The Independent Directors are each paid an annual retainer of $15,000 and a fee per meeting of the Board of $1,250 for each regular meeting and $500 for each telephonic meeting, plus reasonable out-of-pocket expenses. Directors are reimbursed by the Company for their travel expenses related to Board meetings.

Certain officers of the Company are affiliated with the Adviser and the Administrator. Such officers receive no compensation from the Company for serving in their respective roles.  The Board appointed a Chief Compliance Officer to the Company in accordance with federal securities regulations.

6.   Shareholder Transactions

No shareholder will have the right to require the Company to redeem shares, although the Company may from time to time repurchase shares as of the last day of a calendar quarter pursuant to written tenders by shareholders, which written tenders must be received by the Company by the 25th calendar day of the second month prior to that containing the date as of which the shares are to be repurchased (approximately 65 days prior to the repurchase date).  Whether repurchases will be made during any given quarter will be determined by the Board in its sole discretion. In determining whether the Fund should offer to repurchase shares from shareholders, the Board will consider the recommendations of the Adviser. The Adviser expects that it will generally recommend to the Board that the Company offer to repurchase shares on the last business day of each calendar quarter.  Notwithstanding the foregoing, the Company will not repurchase any shares, or any portion of them, that have been held by the tendering shareholder for less than one year.  Dividends and capital gain distributions ("Distributions") will automatically be reinvested in additional shares of the Fund at the Company’s net asset value on the record date thereof unless a shareholder has elected to receive distributions in cash.  The minimum initial investment required is $25,000.

The Company is permitted to issue an unlimited number of shares.  Par value of all shares is $0.00001.  The Company had 1 share outstanding at September 30, 2013.

7.   Risk Factors

Because of the limitation on rights of redemption and the fact that the Shares will not be traded on any securities exchange or other market and will be subject to substantial restrictions on transfer, and because of the fact that the Adviser may invest the Company's assets in Portfolio Funds that do not permit frequent withdrawals and may invest in illiquid securities, an investment in the Company is highly illiquid and involves a substantial degree of risk. Portfolio Funds are riskier than liquid securities because the Portfolio Funds may not be able to dispose of the illiquid securities if their investment performance deteriorates, or may be able to dispose of the illiquid securities only at a greatly reduced price. Similarly, the illiquidity of the Portfolio Funds may cause investors to incur losses because of an inability to withdraw their investments from the Company during or following periods of negative performance. Although the Company may offer to repurchase shares from time to time, there can be no assurance such offers will be made with any regularity.  The Company invests primarily in Portfolio Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Portfolio Funds may invest a higher percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Portfolio Funds may be more susceptible to economic, political and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Company's net asset value. Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Company, risks relating to compensation arrangements and risks related to limited liquidity of the shares. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually with lock-up provisions of up to one year from initial investment.

8.   Fair Value of Financial Instruments

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not indication of the risk associated with investing in those securities.

At September 30, 2013, the Company held no investments.

During the six months ended September 30, 2013, there were no transfers between levels.

9.   New Accounting Pronouncement

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting.  ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”).  ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of U.S. GAAP or subject to an enforceable master netting arrangement or similar agreement.  The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013.  Adoption of ASU 2011-11 will have no effect on the Fund’s net assets.   ASU 2013-01 and ASU 2011-11 do not have an impact on the Fund’s financial statements disclosures.

10.   Subsequent Events

The Company has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

CANTOR OPPORTUNISTIC ALTERNATIVES FUND, LLC

ADDITIONAL INFORMATION
September 30, 2013
 (Unaudited)

Form N-Q
The Company files its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q.  The Company’s Form N-Q is available without charge by visiting the SEC’s Web site at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C.  You may obtain information on the operation of the Public Reference Room by calling (800) SEC-0330.

Proxy Voting
A description of the policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities owned by the Company and information regarding how the Company voted proxies relating to the portfolio of securities are available to stockholders (i) without charge, upon request by calling the Company collect at (212) 585-1600; and (ii) on the SEC’s Web site at www.sec.gov.

Board of Directors
The Prospectus includes additional information about the Company’s directors and is available upon request without charge by calling the Company collect at (212) 585-1600 or by visiting the SEC’s Web site at www.sec.gov.

Forward-Looking Statements
This report contains "forward-looking statements,'' which are based on current management expectations. Actual future results, however, may prove to be different from expectations. You can identify forward-looking statements by words such as "may'', "will'', "believe'', "attempt'', "seem'', "think'', "ought'', "try'' and other similar terms. The Company cannot promise future returns. Management’s opinions are a reflection of its best judgment at the time this report is compiled, and it disclaims any obligation to update or alter forward-looking statements as a result of new information, future events, or otherwise.

U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 3rd Floor
Milwaukee, WI 53202-5207

BOARD OF DIRECTORS
James Bond*, Chairman of the Board
Steven Krull, Independent Director
Donald Romans, Independent Director
Paul McNamara, IndependentDirector
Matthew Jenal, Interested Director

OFFICERS
Shawn Matthews*, President
Corran Givens-King*, Secretary and Treasurer
Gary Distell*, Chief Compliance Officer

INVESTMENT ADVISER
Cantor Fitzgerald Investment
Advisors, L.P.
499 Park Avenue
New York, NY 10022

LEGAL COUNSEL
Shearman & Sterling, LLP
599 Lexington Avenue
New York, NY 10022

* Employed by Cantor Fitzgerald Investment
Advisors, L.P.

CUSTODIAN
State Street Bank and Trust Company
4 Copley Place
5th Floor
Boston, MA 02116

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
EisnerAmper LLP
750 Third Avenue
New York, NY 10017

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 04/01/13-04/30/13	0	0	0	0
Month #2 05/01/13-05/31/13	0	0	0	0
Month #3 06/01/13-06/30/13	0	0	0	0
Month #4 07/01/13-07/31/13	0	0	0	0
Month #5 08/01/13-08/31/13	0	0	0	0
Month #6 09/01/13-09/30/13	0	0	0	0
Total	0	0	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant’s nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the Registrant’s board of directors

Item 11. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Cantor Opportunistic Alternatives Fund, LLC

By (Signature and Title)     /s/ Shawn Matthews
                                                     Shawn Matthews, President

Date        December 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Shawn Matthews
                                                     Shawn Matthews, President

Date        December 9, 2013

By (Signature and Title)     /s/ Corran Givens-King
                                                     Corran Givens-King, Treasurer

Date        December 9, 2013